IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Oct. 31, 2024	Jan. 31, 2024
Market Risk [line items]
Total VaR (one-day measure)	$ 11.1	$ 7.5	$ 10.4
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.0	6.3	7.5
Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.3	1.9	2.6
Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.9	6.9	5.2
Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.3	0.6	1.2
Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.9	1.2	3.0
Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(13.3)	(9.4)	(9.1)
High [Member]
Market Risk [line items]
Total VaR (one-day measure)	13.6
High [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	14.2
High [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.9
High [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.2
High [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	3.6
High [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.0
Low [Member]
Market Risk [line items]
Total VaR (one-day measure)	8.4
Low [Member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.6
Low [Member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.3
Low [Member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.1
Low [Member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.8
Low [Member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.1
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	10.9	8.5	9.3
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	8.9	7.5	7.4
Average risk [member] | Credit spread risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.1	2.2	2.4
Average risk [member] | Equity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	7.9	5.7	5.7
Average risk [member] | Foreign exchange risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.6	1.2	0.9
Average risk [member] | Commodity risk [member]
Market Risk [line items]
Total VaR (one-day measure)	2.8	2.9	2.7
Average risk [member] | Diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	$ (12.4)	$ (11.0)	$ (9.8)